Produced Content, Net	12 Months Ended
Dec. 31, 2023
Disclosure Of Produced Content Net [Abstract]
Produced Content, Net
7.	PRODUCED CONTENT, NET

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
— Predominantly monetized with other content	3,725	4,445	626
— Predominantly monetized on its own	90	61	9

	3,815	4,506	635
In production, less impairment
— Predominantly monetized with other content	7,676	7,630	1,075
— Predominantly monetized on its own	660	245	34

	8,336	7,875	1,109
In development, less impairment
— Predominantly monetized with other content	816	947	133
— Predominantly monetized on its own	35	49	7

	851	996	140

Total	13,002	13,377	1,884

Amortization expense of
RMB
4.6
billion,
RMB
4.6
billion and
RMB
5.2
billion (US$
733
million) and
RMB
1.3
billion,
RMB
735
 million and
RMB
1.1
billion (US$
153
million) was recognized as “Cost of revenues” in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023, for produced content predominantly monetized with other content assets and for produced content predominantly monetized on its own, respectively. As of December 31, 2023, approximately
RMB
286
 million (US$
40
million) of accrued participation cost liabilities will be paid during the upcoming operating cycle.
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	1,390	196
Between 1 and 2 years	738	104
Between 2 and 3 years	557	78